Other Non-current Assets	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Other Non-current Assets

D.7. Other non-current assets

Other non-current assets comprise:

(€ million)	2017	2016	2015
Available-for-sale financial assets	2,182	1,583	1,609

Pre-funded pension obligations (Note D.19.1.)	53	30	49

Long-term loans and advances and other non-current receivables	730	776	671

Financial assets recognized under the fair value option	336	329	276

Derivative financial instruments (Note D.20.)	63	102	120
Total	3,364	2,820	2,725

Available-for-sale financial assets

Quoted equity securities

Equity interests classified as available-for-sale financial assets include the following publicly traded investments:

∎

An equity interest in Alnylam Pharmaceuticals, Inc. (Alnylam), acquired at the start of 2014. Based on the quoted market price, Sanofi’s equity interest was valued at €1,118 million as of December 31, 2017 (versus €364 million as of December 31, 2016 and €869 million as of December 31, 2015). On October 5, 2016, Alnylam announced that it was terminating its revusiran development program, as a result of which its share price fell by 48% on October 6, 2016. Consequently, Sanofi recognized as of December 31, 2016 an impairment loss of €457 million, reflecting the difference between the historical acquisition cost of its shares in Alnylam and the market value of those shares at that date.

∎

An equity injection into Voyager Therapeutics, Inc. carried out under the February 2015 collaboration agreement with that company, valued at €34 million as of December 31, 2017 and representing an equity interest of approximately 8% as of that date (versus €30 million as of December 31, 2016).

∎

An equity injection into MyoKardia, Inc., initiated under a collaboration agreement signed with that company in September 2014, valued at €141 million as of December 31, 2017 and representing an equity interest of approximately 11% as of that date (€45 million as of December 31, 2016).

∎

An equity injection into JHL Biotech, Inc. carried out under a collaboration agreement signed with that company on December 5, 2016, valued at €49 million as of December 31, 2017, and representing an equity interest of approximately 13% as of that date (€58 million as of December 31, 2016);

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Financial assets held to meet obligations to employees under post-employment benefit plans, amounting to €207 million as of December 31, 2017 (versus €372 million as of December 31, 2016 and €353 million as of December 31, 2015). Those obligations, and the financial assets held to meet them, were partially outsourced during 2017 (see Note D.29.).

Sanofi’s equity interest in Nichi-Iko Pharmaceuticals Co. Ltd. was divested in full during 2016. The carrying amount of that investment in the balance sheet was €63 million as of December 31, 2015.

Sanofi’s equity interest in Merrimack Pharmaceuticals, Inc. was divested in full during 2015.

Unquoted equity investments

Available-for-sale financial assets also include equity investments not quoted in an active market. The carrying amount of those investments was €123 million as of December 31, 2017, €112 million as of December 31, 2016 and €102 million as of December 31, 2015.

Other available-for-sale financial assets

As of December 31, 2017, Sanofi held €199 million of listed senior bonds (versus €100 million as of December 31, 2016).

In connection with the dissolution of the Sanofi Pasteur MSD (SPMSD) joint venture, Sanofi recognized an available-for-sale financial asset for contingent consideration receivable by Sanofi based on a percentage of MSD’s future sales during the 2017-2024 period of specified products previously distributed by SPMSD (see Notes B.1., D.2.3. and D.12.). The fair value of the MSD contingent consideration was determined by applying the royalty percentage stipulated in the contract to discounted sales projections. A reduction of one percentage point in the discount rate would increase the fair value of the MSD contingent consideration by approximately 3%.

Changes in the fair value of this contingent consideration are recognized in the income statement in the line item Fair value remeasurement of contingent consideration (See Note B.18.).

As of December 31, 2017, the contingent consideration asset amounted to €342 million (including a non-current portion of €292 million), versus €458 million as of December 31, 2016. The movement during 2017 is due primarily to an adjustment of €145 million to the fair value of the assets to reflect revisions of sales forecasts.

A 10% decline in stock prices of quoted equity investments classified as available-for-sale financial assets would have had the following impact as of December 31, 2017:

(€ million)	Sensitivity
Other comprehensive income before tax	(156)

Income before tax	(1)
Total	(157)

A 10% decline in the quoted market prices of Sanofi’s other available-for-sale financial assets combined with a simultaneous 0.5% rise in the yield curve would have had the following impact as of December 31, 2017:

(€ million)	Sensitivity
Other comprehensive income before tax	(13)

Income before tax	-
Total(a)	(13)

(a)	Represents approximately 3.8% of the value of the assets involved.

Other disclosures about available-for-sale financial assets

Other comprehensive income recognized in respect of available-for-sale financial assets represented unrealized gains (net of taxes) amounting to €851 million as of December 31, 2017 (primarily fair value remeasurements of the equity interest in Alnylam, recognized in Other comprehensive income); €158 million as of December 31, 2016 (including an immaterial amount relating to the Animal Health business); and €213 million as of December 31, 2015.

Long-term loans, advances and other non-current receivables

Long-term loans, advances and other non-current receivables include €105 million comprising the amortized cost of fixed-rate bonds held in a Professional Specialized Investment Fund dedicated to Sanofi, and tax receivables due after more than one year.

Financial assets recognized under the fair value option

Financial assets recognized under the fair value option represent a portfolio of financial investments held to fund a deferred compensation plan provided to certain employees.